CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Ordinary Shares	Additional Paid-In Capital	Accumulated Losses	Accumulated Other Comprehensive Income	Total
Balance at beginnig, Shares at Mar. 31, 2018	161,500,000
Balance at beginnig, Value at Mar. 31, 2018	$ 16,150	$ 1,435,200	$ (407,131)	$ 118,968	$ 1,163,187
Net income			280,183		280,183
Foreign currency translation adjustment				8,701	8,701
Balance at Ending, Shares at Mar. 31, 2019	161,500,000
Balance at Ending, Value at Mar. 31, 2019	$ 16,150	1,435,200	(126,948)	127,669	1,452,071
Effect of shares exchange, Shares	8,500,000
Effect of shares exchange, Value	$ 850	(16,583)			(15,733)
Issuance of shares through private placement, Shares	1,450,000
Issuance of shares through private placement, Value	$ 145	144,855			145,000
Net income			(87,299)		(87,299)
Foreign currency translation adjustment				(14,229)	(14,229)
Balance at Ending, Shares at Mar. 31, 2020	171,450,000
Balance at Ending, Value at Mar. 31, 2020	$ 17,145	$ 1,563,472	$ (214,247)	$ 113,440	$ 1,479,810